Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (10-K)	12 Months Ended
Jun. 30, 2019
Machinery and Equipment [Member]
Property and equipment estimated useful lives	5 years
Furniture [Member]
Property and equipment estimated useful lives	7 years